Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The consolidated financial statements of the Company are unaudited and have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial reporting and in accordance with Regulation S-X, Rule 10-01 promulgated by the Securities and Exchange Commission (“SEC”). Accordingly, the financial statements may not include all the information and footnotes required by U.S. GAAP for complete financial statements. Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification, or ASC, and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

The accompanying unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes included in the Company’s Annual Report on Form 20-F filed with the SEC on April 21, 2023. The balance sheet as of December 31, 2022 was derived from audited consolidated financial statements included in the Company’s Annual Report but does not include all disclosures required by U.S. GAAP.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from these interim financial statements. However, these interim financial statements include all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of the Company’s management, necessary to fairly state the results of the interim period. The interim results are not necessarily indicative of results to be expected for the full year.

A summary of the significant accounting policies applied in the preparation of these consolidated financial statements is presented below, only for the categories and headings now applicable and that might be applicable in the future based on the Company’s business. These policies have been consistently applied, unless otherwise stated.

Principles of consolidation

Principles of consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts reported in the financial statements and the disclosures made in the accompanying notes. Estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the accrual for research and development and clinical expenses and related milestone payments, share-based compensation expense, valuation of research and development tax credits, the valuation of equity and the recoverability of the Company’s net deferred tax assets and related valuation allowance. Estimates are periodically reviewed considering changes in circumstances, facts, and experience. Actual results may differ from these estimates under different assumptions or conditions. Changes in estimates are recorded in the period in which they become known. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed below.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investments purchased with original maturities of 90 days or less at acquisition to be cash equivalents, which amounts may at times exceed federally insured limits. The Company has not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk. In the consolidated cash flow statements, cash and cash equivalents include cash on hand. In the consolidated balance sheets, bank overdrafts, if any, are shown in current liabilities. Cash and cash equivalents are detailed as follows:

	At June 30,	At December 31,
	2023	2022
(in Euros)	(Unaudited)
Cash in bank	€12,209,242	€29,790,838
Cash in hand & prepaid cards	4,018	4,018
Total	€12,213,260	€29,794,856

Net loss and comprehensive loss

Net loss and comprehensive loss

Comprehensive loss is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. ASC 220 Comprehensive Income requires that an entity records all components of comprehensive (loss) income, net of their related tax effects, in its financial statements in the period in which they are recognized. For the six months ended June 30, 2023, and June 30, 2022, the comprehensive loss was equal to net loss.

Net loss per share

Net loss per share

Net loss per share (“EPS”) is computed in accordance with U.S. GAAP. Basic EPS is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period. Diluted EPS reflects potential dilution and is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period increased by the number of additional ordinary shares that would have been outstanding if all potential ordinary shares had been issued and were dilutive.

The EPS calculation was applied at the Company conversion to S.p.A. in June 2021. The Company’s shareholders authorized 59.7 million ordinary shares. The Company has 18,216,858 ordinary shares issued and outstanding at June 30, 2023, which has not changed since the IPO, with 2.7 million ordinary shares reserved for the Company’s Equity Incentive Plan 2021–2035.

At June 30, 2023 and June 30, 2022, the Company had options on 318,459 and 147,783 ordinary shares outstanding, respectively, and 23,502 ordinary share equivalents, in the form of underwriters’ ordinary share warrants.

Diluted EPS was not relevant at June 30, 2023 and June 30, 2022, as the effect of ordinary share equivalents, in the form of 23,502 underwriters’ ordinary share warrants, and options on 318,459 and 147,783 ordinary shares, respectively, would have been anti-dilutive. (See Note 10. Shareholders’ equity and Note 11. Share-based compensation.)

Foreign currency translation

Foreign currency translation

The reporting and functional currency of the Company is Euros. All amounts are presented in Euros unless otherwise stated. All amounts disclosed in the consolidated financial statements and notes have been rounded to the nearest Euro unless otherwise stated. Foreign currency transactions, if any, are translated into Euros using the exchange rates prevailing at the date(s) of the transaction(s) or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the Company’s Consolidated Statements of Operations and Comprehensive Loss. For financial reporting purposes, the assets and liabilities of the US Subsidiary are translated into EUR using exchange rates in effect at the balance sheet date. The net profit/(loss) of the US Subsidiary is translated into EUR using average exchange rates in effect during the reporting period. The resulting currency translation impact is recorded in Shareholders’ equity as a cumulative translation adjustment. At June 30, 2023 and June 30, 2022, the currency translation impact was not material.

During the six months ended June 30, 2023, the unrealized foreign exchange net loss was €0.2 million. During the six months ended June 30, 2022, the unrealized foreign exchange net gain was €1.8 million. The change in the net foreign exchange rate effect was due to the fluctuation in the USD exchange rate with the Euro.

Emerging growth company status

Emerging growth company status

The Company is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act (the “JOBS Act”) and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. The Company may take advantage of these exemptions until the Company is no longer an “emerging growth company.” Section 107 of the JOBS Act provides that an “emerging growth company” can take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards. The Company has elected to use the extended transition period for complying with new or revised accounting standards and, because of this election, its consolidated financial statements may not be comparable to companies that comply with public company effective dates. The Company may take advantage of these exemptions up until the last day of the fiscal year following the fifth anniversary of its IPO or such earlier time that it is no longer an “emerging growth company.”

Fair value measurements

Fair value measurements

Certain assets and liabilities of the Company are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities.

●	Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

●	Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The carrying values of the Company’s research and development tax credits, VAT credits, accounts payable, accrued expenses and other current liabilities approximate their fair values due to the short-term nature of these assets and liabilities.

	June 30, 2023
	Total	Level 1	Level 2	Level 3
Marketable Securities	€9,998,547	€9,998,547	€-	€-
Total financial assets	€9,998,547	€9,998,547	€-	€-

The Company invests in highly rated foreign government debt securities, with the primary objective of minimizing the potential risk of principal loss. The unrealized gain recognized during the reporting period on trading securities still held at the report date was €9,517.

Segment information

Segment information

Operating segments are identified as components of an enterprise for which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. The Company and its chief operating decision-maker view the Company’s operations and manages its business in one operating segment, which is the research and development in the pharmaceutical sector with a focus on developing novel therapeutics to treat cancer.

Tax credit on investments in research and development

Tax credit on investments in research and development

In line with the legislation in force at December 31, 2022, and for the financial year 2023, companies in Italy that invest in eligible research and development activities, regardless of the legal form and economic sector in which they operate, can benefit from a tax credit which can be used in order to reduce most taxes payable, including income tax or regional tax on productive activities, as well as social security contributions and payroll withholding taxes.

For eligible research and development activities, the tax credit was equal to 20% in fiscal year 2022 (“FY 2022”) of the eligible costs incurred, with a maximum annual amount of €4.0 million. Starting with the fiscal year 2023 (“FY 2023”) the law extended the measure up to the tax period ended December 31, 2031; however, the tax credit rate was decreased to 10% of the eligible expenses, and the annual ceiling of the credit increased to €5.0 million.

The eligible activities consist of fundamental research, industrial research, and experimental development as defined respectively of the letters m), q) and j) of point 15, par. 1.3 of the Communication no. 198/2014 of the European Commission.

To determine the cost basis of the benefit, the following expenses are eligible:

●	Personnel costs;

●	Depreciation charges, costs of the financial or simple lease and other expenses related to movable tangible assets and software used in research and development projects;

●	Expenses for extra-euro research contracts concerning the direct execution of eligible research and development activities by the provider;

●	Expenses for consulting services and equivalent services related to eligible research and development activities; and

●	Expenses for materials, supplies, and other similar products used in research and development projects.

The Company, by analogy, accounts for this receivable in accordance with International Accounting Standards (IAS) 20, Accounting for Government Grants and Disclosure of Government Assistance. The receivable is recognized when there is reasonable assurance that: (1) the recipient will comply with the relevant conditions; and (2) the grant will be received. The Company has elected to present it net of the related expenditure on the consolidated statements of operations and comprehensive loss.

While these tax credits can be carried forward indefinitely, the Company recognized an amount which reflects management’s best estimate of the amount that is reasonably assured to be realized or utilized in the foreseeable future based on historical benefits realized, adjusted for expected changes, as applicable. The tax credits are recorded as an offset to research and development expenses in the Company’s consolidated statements of operations and comprehensive loss.

Share-based compensation

Share-based compensation

To reward the efforts of employees, officers, directors, and certain consultants, and to promote the Company’s growth and development, the Board may approve, upon occasion, various share-based awards.

In May 2021, the Company’s quotaholders adopted the Company’s “Equity Incentive Plan 2021–2025” (“the Plan”); however, through December 31, 2021, no options or awards were granted and there were no outstanding options or awards.

In April 2022, the Board, as administrator of the Plan, awarded nonqualified stock options (“NSOs”) on 147,783 shares to its (former) Chairman according to the terms of a sub-plan called “2021-2025 Chairman Sub-Plan” (the “Sub-Plan”) attached to the Plan.

In July 2022, the Board, as administrator of the Plan, awarded NSOs on 392,740 shares to certain of the Company’s directors and employees.

In March 2023, the Board, as administrator of the Plan, awarded NSOs on 46,400 shares to certain of the Company’s directors.

In June 2023, the Company’s shareholders modified the Plan to extend the final deadline for the issuance of the ordinary shares until December 31, 2035, in order to allow that all stock options granted during the term of the Plan could provide for an exercise period of 10 years starting from the date of grant. (See Note 11. Share-based compensation.)

Currently, the Company has authorized options on 1,821,685 ordinary shares (i.e., 10% of the number of shares outstanding, which was 18,216,858 ordinary shares outstanding at June 30, 2023); however, at the quotaholders’ meeting held on May 20, 2021, the quotaholders approved an increase to the Plan of up to a maximum of options on 2,700,000 ordinary shares. Therefore, as the Company raises additional capital, the Board has authority to issue options on 1,821,685 to 2,700,000 ordinary shares, as the number of issued and outstanding ordinary shares grows, i.e., the Company does not have to obtain further authorization from shareholders to increase the number of ordinary shares available for equity grants until the outstanding ordinary shares exceed 27,000,000. At June 30, 2023, there were 586,923 options granted and 1,234,762 options available for grant.

The Company measures its stock option awards granted to employees, officers, directors, and consultants under the Plan based on their fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period, which is normally the vesting period of the respective award. Forfeitures are accounted for as they occur. The measurement date for option awards is the date of the grant. The Company classifies stock-based compensation expense in its Consolidated Statement of Operations and Comprehensive Loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.

The Company chose The Black-Scholes-Merton model because it is considered easier to apply and also it is a defined equation and incorporates only one set of inputs. As a result, it is the model most commonly in use.

Representative warrants

Representative warrants

Upon the closing of the Company’s IPO, the Company issued 23,502 warrants to the underwriters of the offering (“Warrants”). The Warrants are exercisable at a per share exercise price equal to 125% of the public offering price (i.e., $14.375) per ADS sold in the IPO. The Warrants are exercisable at any time and from time to time, in whole or in part, during the four and one-half-year period commencing June 13, 2022. The Warrants will provide for adjustment in the number and price of the Warrants and the ADSs underlying such Warrants in the event of recapitalization, merger, stock split or other structural transaction, or a future financing undertaken by the Company. The Warrants were evaluated under applicable guidance and accordingly classified as equity in the consolidated financial statements.

Non-current assets right of use (“ROU”)

Non-current assets right of use (“ROU”)

Upon commencement of a contract containing a lease, the Company classifies leases other than short-term leases as either an operating lease or a finance lease according to the criteria prescribed by ASC 842. The Company recognizes both lease liabilities and right-of-use assets on the balance sheet for all leases, except for short-term leases (those with a lease term of 12 months or less). Lease liabilities are initially measured at the present value of the future lease payments over the lease term, discounted at the rate implicit in the lease or, if that rate is not readily determinable, the Company’s incremental borrowing rate. The right-of-use assets represent the lessee’s right to use the underlying asset for the lease term and are initially measured at the same amount as the corresponding lease liability. For finance leases, the Company recognizes interest expense on the lease liability and amortization expense on the right-of-use asset. For operating leases, lease expense is recognized on a straight-line basis over the lease term.

In February 2022, the Company entered into a four-year (i.e., 48 month) lease of an automobile, with an ending date of January 2026. The “base” annual lease payment is €13,967 payable monthly in the amount of €1,164. The lease payment will remain fixed for the four (4) years. The automobile lease was identified and accounted for as a finance type lease.

For the initial measurement, the calculation of the net present value of the right of use asset and liability was made by using the discounted rate of 6.25% and was determined to be approximately €49,320. Lessee initial direct costs were deemed not material. Other non-lease component costs for lease insurance was accounted for separately from the lease. At June 30 2023, the net present value of the ROU asset and liability amounted to approximately €33,240. The liability was determined to be €12,236 as a current liability and €21,004 as a long-term liability.

Fixed Assets

Fixed Assets

Fixed assets include software and equipment. Software relates to customized development that involved information technology infrastructure security and the Company’s new enterprise resource planning (“ERP”) platform that was implemented during the last quarter of 2022 and went into production in January 2023. Software is amortized on straight line basis. Equipment includes: computers, office furniture and electronic machines. Equipment is stated at cost, including any accessory and direct costs that are necessary to make the assets fit for use, and adjusted by the corresponding accumulated depreciation. The depreciation rates recorded in the consolidated financial statements have been calculated by taking into consideration the use, purpose, and financial-technical duration of the assets, based on their estimated useful economic lives. The Company believes the above criteria to be represented by the following estimated useful lives:

●	Equipment & furniture: 15 years;

●	Electronic office equipment: 10 years;

●	Leasehold improvements: based on the shorter of the life of the leasehold improvement or the remaining term of the lease; and

●	Software: amortized based on agreement.

Ordinary maintenance costs are expensed to the consolidated statements of operations and comprehensive loss in the year in which they are incurred. Extraordinary maintenance costs, the purpose of which is to extend the useful economic life of the asset, to technologically upgrade it and/or to increase its productivity or safety for the purpose of economic productivity of the Company, are attributed to the asset to which they refer and depreciated on the basis of its estimated useful economic life. Amortization of leasehold improvements is computed using the straight-line method based upon the terms of the applicable lease or estimated useful life of the improvements, whichever is less.

Impairment of long-lived assets

Impairment of long-lived assets

In accordance with ASC Topic 360-10-20, ‘‘Property, Plant and Equipment,” the Company performs an impairment test whenever events or circumstances indicate that the carrying value of long-lived assets with finite lives may be impaired. Impairment is measured by comparing the carrying value of the long-lived assets to the estimated undiscounted pre-tax cash flows expected to result from the use of such assets and their ultimate disposition. In circumstances where impairment is determined to exist, the Company will write-down the asset to its fair value based on the present value of estimated cash flows. To date, no impairments have been identified for the six months ended June 30, 2023, and June 30, 2022.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In April 2012, the JOBS Act was signed into law. The JOBS Act contains provisions that, among other things, reduce certain reporting requirements for an emerging growth company. As an emerging growth company, the Company may elect to adopt new or revised accounting standards when they become effective for non-public companies, which typically is later than when public companies must adopt the standards. The Company has elected to take advantage of the extended transition period afforded by the JOBS Act and, as a result, unless the Company elects early adoption of any standards, will adopt the new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-public companies.

In December 2019, the FASB issued ASU 2019-12, Income Taxes: Simplifying the Accounting for Income Taxes. The new standard intended to simplify the accounting for income taxes by eliminating certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The new guidance also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. For non-public entities, the standard is effective for annual periods beginning after December 15, 2021, with early adoption permitted. Adoption of the standard requires certain changes to primarily be made prospectively, with some changes to be made retrospectively. The Company adopted this guidance for the reporting period beginning January 1, 2022, which did not have a material impact on its financial statements or disclosures.

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832), Disclosures by Business Entities about Government Assistance. The aim of ASU 2021-10 is to increase the transparency of government assistance including the disclosure of (1) the types of assistance, (2) an entity’s accounting for the assistance, and (3) the effect of the assistance on an entity’s financial statements. Diversity currently exists in the recognition, measurement, presentation, and disclosure of government assistance received by business entities because of the lack of specific authoritative guidance in U.S. GAAP. The ASU will be effective for annual reporting periods after December 15, 2021, and early adoption is permitted. Upon implementation, the Company may use either a prospective or retrospective method of adoption when adopting the ASU. The Company adopted this guidance for the reporting period beginning January 1, 2022, which did not have a material impact on its financial statements or disclosures.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. This ASU amends the guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity and improves and amends the related EPS guidance for both Subtopics. The ASU will be effective for annual reporting periods after December 15, 2023, and interim periods within those annual periods and early adoption is permitted in fiscal periods ending after December 15, 2020. Upon implementation, the Company may use either a modified retrospective or full retrospective method of adoption. The Company is evaluating the impact of adopting the new ASU.